DERIVATIVE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2016
DERIVATIVE CONTRACTS [Abstract]
Schedule of location in the consolidated statements of comprehensive income (loss) and the amount of realized and unrealized gains (losses) recognized in current earnings for the derivative contracts not designated as hedging instruments
	Statement of comprehensive
in millions of $	income (loss) location	For the year ended December 31,
		2014	2015	2016

Foreign exchange derivative contracts (not designated as hedging instruments) - realized	Changes in fair value of derivative contracts	-	11.0	(23.6)
Foreign exchange derivative contracts (not designated as hedging instruments) - unrealized	Changes in fair value of derivative contracts	0.9	(1.4)	1.1
Interest rate swap derivative contracts (not designated as hedging instruments) - realized	Changes in fair value of derivative contracts	-	(0.5)	(0.8)
Interest rate swap derivative contracts (not designated as hedging instruments) - unrealized	Changes in fair value of derivative contracts	-	0.5	(1.1)

		0.9	9.6	(24.4)

Schedule of the fair values of derivatives included in the consolidated balance sheets
in millions of $	Balance sheet location	Fair value as of December 31,
		2015	2016

Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	-	0.4

		-	0.4
Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	0.5	-
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	0.3	1.0

		0.8	1.0